Financial results, net	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Financial results, net
Financial results, net

	2017	2016	2015
Finance income:
- Interest income	11,230	7,671	8,201
- Other income	514	286	949
Finance income	11,744	7,957	9,150

Finance costs:
- Interest expense	(52,308)	(48,198)	(49,491)
- Cash flow hedge – transfer from equity (Note 2)	(20,758)	(85,214)	(32,700)
- Foreign exchange losses, net	(38,708)	(19,062)	(23,423)
- Taxes	(3,705)	(2,719)	(3,358)
- Loss from interest rate/foreign exchange rate derivative financial instruments	(2,163)	(5,694)	(4,437)
- Prepayment related expenses (Note 26 - Brazilian subsidiaries)	(10,847)	—	—
- Other expenses	(2,860)	(4,493)	(3,481)
Finance costs	(131,349)	(165,380)	(116,890)
Total financial results, net	(119,605)	(157,423)	(107,740)